Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Capital Allocation Moderate Conservative Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class A
Trading Symbol	NLGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Class A	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 348,367,657
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]	Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Moderate Conservative Portfolio - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Advisor Class
Trading Symbol	CHWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Advisor Class	$ 10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 348,367,657
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]	Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Moderate Conservative Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class C
Trading Symbol	NIICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Class C	$ 61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 348,367,657
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]	Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Institutional Class
Trading Symbol	NIPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Institutional Class	$ 10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 348,367,657
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]	Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]	Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Moderate Conservative Portfolio - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class R
Trading Symbol	CLIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 348,367,657
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables
below
show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%

Columbia Capital Allocation Moderate Aggressive Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class A
Trading Symbol	NBIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,723,429,344
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%

Columbia Capital Allocation Moderate Aggressive Portfolio - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Advisor Class
Trading Symbol	CGBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,723,429,344
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%

Columbia Capital Allocation Moderate Aggressive Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class C
Trading Symbol	NBICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 1,723,429,344
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%

Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Institutional Class
Trading Symbol	NBGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,723,429,344
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%

Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPHNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 1,723,429,344
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%

Columbia Capital Allocation Moderate Aggressive Portfolio - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class R
Trading Symbol	CLBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 1,723,429,344
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables
below
show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%